INCOME TAXES (Details 2) (USD $)	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Feb. 28, 2013
Reconciliation of the PRC statutory tax rate to the effective tax rate
Net income before provision for income tax	$ 77,242,373	$ 67,285,526	$ 37,541,158
PRC statutory tax rate (as a percent)	25.00%	25.00%	25.00%
Income tax at statutory tax rate	19,310,593	16,821,382	9,385,290
Effect of non-deductible expenses	(239,953)	190,816	357,334
Effect of income tax exemptions and preferential tax rates	(14,267,821)	(13,042,518)	(7,070,722)
Effect of income tax rate difference in other jurisdictions	5,489,742	1,932,953	1,704,671
Change in valuation allowance	(924,020)	777,121	(275,481)
Total	9,368,541	6,679,754	4,101,092
Increase in income tax expense and earnings per share amounts, If Xueersi Education, Yidu Huida and TAL Beijing were not in a tax holiday period
Increase in income tax expenses	14,267,821	13,042,518	7,070,722
Net income per common share-basic (in dollars per share)	$ 0.33	$ 0.30	$ 0.17
Net income per common share-diluted (in dollars per share)	$ 0.32	$ 0.30	$ 0.17
Additional disclosures
Withholding tax rate (as a percent)	10.00%
Aggregate undistributed earnings of the company's subsidiaries, VIEs and VIEs subsidiaries located in the PRC	$ 262,036,574	$ 185,789,857